Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Compensation of Key Management Personnel
Compensation of key management personnel

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,348	$2,179	$2,441
Share-based payment expense for the year	1,397	1,106	1,307
Board members fees to non-executive members	199	210	210
Total compensation expense for key management personnel	$3,944	$3,495	$3,958